Credit risk	12 Months Ended
Dec. 31, 2017
Credit Risk
5. Credit risk

Credit risk is the risk that a customer or counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group’s main income generating activity is lending to customers and therefore credit risk is a principal risk. Credit risk mainly arises from loans to customers. The Group considers all elements of credit risk exposure such as counterparty default risk for risk management purposes.

Credit risk management

The Group’s credit committee is responsible for managing the Group’s credit risk by:

·	Ensuring that the Group has appropriate credit risk practices, including an effective system of internal control, to consistently determine adequate allowances in accordance with the Group’s stated policies and procedures, IFRS and relevant supervisory guidance.

·	Identifying, assessing and measuring credit risk across the Group, from an individual loan to a portfolio level.

·	Creating credit policies to protect the Group against the identified risks including the requirements to obtain collateral from borrowers, to perform robust ongoing credit assessment of borrowers and to continually monitor exposures against internal risk limits.

·	Establishing a robust control framework regarding the authorization structure for the approval and renewal of credit facilities.

·	Developing and maintaining the Group’s processes for measuring expected credit loss including monitoring of credit risk, incorporation of forward looking information and the method used to measure expected credit loss.

·	Ensuring that the Group has policies and procedures in place to appropriately maintain and validate methods used to assess and measure expected credit loss.

·	Establishing a sound credit risk accounting assessment and measurement process that provides it with a strong basis for common systems, tools and data to assess credit risk and to account for expected credit loss. Providing advice, guidance and specialist skills to business units to promote best practice throughout the Group in the management of credit risk.

Significant increase in credit risk

The Group monitors its financial assets that are subject to impairment requirements to assess whether there has been a significant increase in credit risk since initial recognition. If there has been a significant increase in credit risk the Group will measure the loss allowance based on lifetime expected credit loss.

In order to minimize credit risk, the Group has tasked its credit management committee to develop and maintain the Group’s credit risk grading to categorize exposures according to their degree of risk of default. The Group’s credit risk grading framework comprises five categories. The credit rating information is based on a range of data that is determined to be predictive of the risk of default and applying experienced credit judgment. The nature of the exposure and type of borrower are taken into account in the analysis. Credit risk grades are defined using qualitative and quantitative factors that are indicative of risk of default.

The credit risk grades are designed and calibrated to reflect the risk of default as credit risk deteriorates. As the credit risk increases the difference in risk of default between grades changes. Each exposure is allocated to a credit risk grade at initial recognition, based on the available information about counterparty. All exposures are monitored and the credit risk grade is updated to reflect current information. The monitoring procedures followed are both general and tailored to the type of exposure. The following data are typically used to monitor the Group’s exposures:

·	Payment record, including ageing analysis;

·	Extent of utilization of granted limit;

·	Forbearances (both requested and granted);

·	Changes in business, financial and economic conditions;

·	For lending to individual, internally generated data of customer behavior, affordability metrics, etc; and

·	For lending to companies, information obtained by periodic review of customer files including audited financial statements review.

The Group presumes that the credit risk on a financial asset has increased significantly since initial recognition when contractual payments are more than 30 days past due unless the Group has reasonable and supportable information that demonstrates otherwise.

The Group has monitoring procedures in place to make sure that the criteria used to identify significant increases in credit are effective, meaning that significant increase in credit risk is identified before exposure is defaulted or when the asset becomes 30 days past due. The Group performs periodic back-testing of its ratings to consider whether the drivers of credit risk that led to default were accurately reflected in the rating in a timely manner.

The table below provides an analysis of gross carrying amount of loans to customers by current and past due status and the corresponding loss allowance to each status:

	As of December 31,
	2016	2016	2017	2017
	Gross carrying amount	Loss allowance	Gross carrying amount	Loss allowance
	RMB’000	RMB’000	RMB’000	RMB’000

Not yet due	634,700	9,521	653,825	11,741
1-89 days past due	700	10	42,005	690
90-179 days past due	3,800	114	7,500	113
180-365 days past due	32,530	1,164	64,160	1,085
Over 1 year past due	25,344	10,924	50,624	13,095
Total	697,074	21,733	818,114	26,724

The table below provides an analysis of gross carrying amount of loans to customers by credit rating:

	As of December 31,
	2016	2017
	RMB’000	RMB’000

Normal	634,700	653,825
Special mentioned	50,030	151,445
Substandard	1,100	1,100
Doubtful	3,144	-
Loss	8,100	11,744
	697,074	818,114

The table below provides an analysis of gross carrying amount of loans to customers by collateral:

	As of December 31,
	2016	2017
	RMB’000	RMB’000

Guarantee backed loans	400,460	732,530
Collateral backed loans
- Collateralized by property	76,200	68,060
- Collateralized by shares	172,770	12,480
- Collateralized by precious metals	44,500	1,400
- Collateralized by other personal property	3,144	1,044
- Collateralized by account receivable	-	2,600
	697,074	818,114